Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

5.	Cash and cash equivalents

	As of	As of
	December 31, 2024	December 31, 2023
Cash on hand and petty cash	$1,980	$2,468
Checking accounts and demand deposits	647,126	556,994
	$649,106	$559,462

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.